Segment reporting	12 Months Ended
Jun. 30, 2018
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Segment reporting

1    Segment reporting

Reportable segments

The Group operated four reportable segments during FY2018, which are aligned with the commodities that are extracted and marketed and reflect the structure used by the Group’s management to assess the performance of the Group.

Reportable segment	Principal activities

Petroleum	Exploration, development and production of oil and gas

Copper	Mining of copper, silver, lead, zinc, molybdenum, uranium and gold

Iron Ore	Mining of iron ore

Coal	Mining of metallurgical coal and energy coal

Unless otherwise noted, the segment reporting information excludes Discontinued operations, being the Petroleum Onshore US operations comprising the Eagle Ford, Haynesville, Permian and Fayetteville oil and gas assets.

Group and unallocated items includes functions and other unallocated operations, including Potash, Nickel West and consolidation adjustments. Revenue not attributable to reportable segments comprises the sale of freight and fuel to third parties, as well as revenues from unallocated operations. Exploration and technology activities are recognised within relevant segments.

Year ended 30 June 2018 US$M	Petroleum	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations (4)	Group total
Revenue	5,333	13,287	14,797	8,889	1,332	43,638
Inter-segment revenue	75	–	13	–	(88)	–

Total revenue	5,408	13,287	14,810	8,889	1,244	43,638

Underlying EBITDA	3,341	6,522	8,930	4,397	(7)	23,183

Depreciation and amortisation (1)	(1,719)	(1,920)	(1,721)	(686)	(242)	(6,288)
Impairment losses (2)	(76)	(213)	(14)	(29)	(1)	(333)

Underlying EBIT	1,546	4,389	7,195	3,682	(250)	16,562

Exceptional items (3)	–	–	(539)	–	(27)	(566)
Net finance costs						(1,245)

Profit before taxation						14,751

Capital expenditure (cash basis)	656	2,428	1,074	409	412	4,979

Profit/(loss) from equity accounted investments, related impairments and expenses	(4)	467	(509)	192	1	147

Investments accounted for using the equity method	249	1,335	–	883	6	2,473

Total assets	12,938	26,824	22,208	12,257	37,766	111,993

Total liabilities	4,886	3,145	3,888	2,404	37,000	51,323

Year ended 30 June 2017 US$M	Petroleum	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations (4)	Group total
Revenue	4,639	8,335	14,606	7,578	977	36,135
Inter-segment revenue	83	–	18	–	(101)	–

Total revenue	4,722	8,335	14,624	7,578	876	36,135

Underlying EBITDA	3,117	3,545	9,077	3,784	(173)	19,350

Depreciation and amortisation (1)	(1,648)	(1,525)	(1,828)	(719)	(252)	(5,972)
Impairment losses (2)	(102)	(14)	(52)	(15)	(5)	(188)

Underlying EBIT	1,367	2,006	7,197	3,050	(430)	13,190

Exceptional items (3)	–	(546)	(203)	164	(51)	(636)
Net finance costs						(1,417)

Profit before taxation						11,137

Capital expenditure (cash basis)	917	1,484	805	246	245	3,697

Profit/(loss) from equity accounted investments, related impairments and expenses	(3)	295	(172)	152	–	272

Investments accounted for using the equity method	264	1,306	–	873	5	2,448

Total assets	13,726	26,743	22,781	11,996	41,760	117,006

Total liabilities	4,715	2,643	3,606	1,860	41,456	54,280

Year ended 30 June 2016 US$M	Petroleum	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations (4)	Group total
Revenue	4,431	8,249	10,516	4,518	853	28,567
Inter-segment revenue	118	–	22	–	(140)

Total revenue	4,549	8,249	10,538	4,518	713	28,567

Underlying EBITDA	3,038	2,619	5,599	635	(171)	11,720

Depreciation and amortisation (1)	(1,696)	(1,560)	(1,817)	(890)	(247)	(6,210)
Impairment losses (2)	(24)	(17)	(42)	(94)	(9)	(186)

Underlying EBIT	1,318	1,042	3,740	(349)	(427)	5,324

Exceptional items (3)	–	–	(2,388)	–	(132)	(2,520)
Net finance costs						(1,013)

Loss before taxation						1,791

Capital expenditure (cash basis)	1,278	2,786	1,061	298	284	5,707

Profit/(loss) from equity accounted investments, related impairments and expenses	(7)	155	(2,244)	(9)	1	(2,104)

Investments accounted for using the equity method	280	1,388	–	901	6	2,575

Total assets	14,120	26,143	24,330	12,754	41,606	118,953

Total liabilities	4,264	2,299	3,789	2,103	46,427	58,882

(1)	Depreciation and amortisation excludes exceptional items of US$ nil (FY2017: US$212 million; FY2016: US$ nil).

(2)	Impairment losses excludes exceptional items of US$ nil (FY2017: US$5 million; FY2016: US$ nil).

(3)

Exceptional items reported in Group and unallocated include Samarco dam failure costs of US$(27) million (FY2017: US$(51) million; FY2016: US$(62) million). Refer to note 2 ‘Exceptional items’ for further information.

(4)	Total assets and total liabilities include balances for the years ended 30 June 2018, 2017 and 2016 relating to Onshore US assets.

Geographical information

	Revenue by location of customer
	2018	2017	2016
	US$M	US$M	US$M
Australia	2,304	2,037	1,846
Europe	1,886	1,641	1,141
China	22,935	18,875	13,177
Japan	4,709	3,086	2,941
India	2,484	1,938	1,478
South Korea	2,639	2,296	1,919
Rest of Asia	2,620	3,157	2,623
North America	2,715	2,233	2,355
South America	1,106	681	899
Rest of world	240	191	188

	43,638	36,135	28,567

	Non-current assets by location of assets
	2018	2017	2016
	US$M	US$M	US$M
Australia	45,157	46,949	49,465
North America (1)	8,246	22,860	23,943
South America (2)	18,267	18,899	18,614
Rest of world (2)	154	173	389
Unallocated assets (3)	5,039	7,069	8,828

	76,863	95,950	101,239

(1)	Balances for the years ended 30 June 2017 and 2016 include non-current assets relating to Onshore US assets.

(2)	Prior periods have been restated to reflect the location of equity accounted investments operations rather than the location of the holding company.

(3)	Unallocated assets comprise deferred tax assets and other financial assets.

Underlying EBITDA

Underlying EBITDA is earnings before net finance costs, depreciation, amortisation and impairments, taxation expense, Discontinued operations and any exceptional items. Underlying EBITDA includes BHP’s share of profit/(loss) from investments accounted for using the equity method including net finance costs, depreciation, amortisation and impairments and taxation expense.

Underlying EBITDA is the key alternative performance measure that management uses internally to assess the performance of the Group’s segments and make decisions on the allocation of resources and, in the Group’s view, is more relevant to capital intensive industries with long-life assets.

We exclude exceptional items from Underlying EBITDA in order to enhance the comparability of such measures from period-to-period and provide our investors with further clarity in order to assess the underlying performance of our operations. Management monitors exceptional items separately. Refer to note 2 ‘Exceptional items’ for additional detail.

Segment assets and liabilities

Total segment assets and liabilities of reportable segments represents operating assets and operating liabilities, including the carrying amount of equity accounted investments and predominantly excludes cash balances, loans to associates, interest bearing liabilities and deferred tax balances. The carrying value of investments accounted for using the equity method represents the balance of the Group’s investment in equity accounted investments, with no adjustment for any cash balances, interest bearing liabilities or deferred tax balances of the equity accounted investment.

Recognition and measurement

Revenue

Revenue is measured at the fair value of the consideration received or receivable.

Sale of products

Revenue is recognised when the risk and rewards of ownership of the goods have passed to the buyer based on agreed delivery terms and it can be measured reliably. Depending on customer terms this can be based on issuance of a bill of lading or when delivery is completed as per the agreement with the customer.

Provisionally priced sales

Revenue on provisionally priced sales is initially recognised at the estimated fair value of consideration receivable with reference to the relevant forward and/or contractual price and the determined mineral or hydrocarbon specifications. Subsequently, provisionally priced sales are marked to market at each reporting period up until when final pricing and settlement is confirmed with the fair value adjustment recognised in revenue in the period identified. Refer to note 20 ‘Financial risk management’ for details of provisionally priced sales open at reporting period-end. The period between provisional pricing and final invoicing is typically between 60 and 120 days.